Document and Entity Information	12 Months Ended
May 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	true
AmendmentDescription	Second Amendment to 20-F
Document Period End Date	May 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	EDU
Entity Registrant Name	New Oriental Education & Technology Group Inc.
Entity Central Index Key	0001372920
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	158,379,387